Financial Risk Management and Fair Values of Financial Instruments - Summary of Natures of Assets and Liabilities (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	$ 73,150	$ 68,970
Financial assets at fair value through other comprehensive income	135,172	103,013
Financial assets at fair value	208,322	171,983
Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	135,172	103,013
Listed stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	73,150	68,970
Level 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	73,150	68,970
Level 1 [member] | Listed stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	73,150	68,970
Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	135,172	103,013
Level 3 [member] | Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 135,172	$ 103,013